Convertible Notes Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Debt Disclosure [Abstract]
Convertible Notes Payable

Note 4 – Convertible Notes Payable

The movement in convertible Notes payable is as follows:

		Original Amount	Unamortized Discount	Guaranteed Interest Accrued	Net Settlement	December 31, 2018
Opening as of January 1, 2016		$-	$-	$-	$-	$-
Conversion on opening balance	(i)	-	-	-	-	-
Issued: March 9, 2016	(ii)	250,000	-	10,000	-	260,000
Issued: March 9, 2016	(iii)	296,153	-	14,808	(180,908)	130,053
Issued: June 9, 2016	(iv)	87,912	-	4,396	-	92,308
Issued: June 30, 2016	(v)	550,000	(8,956)	22,000	(99,713)	463,331
Issued: April 11, 2017	(vi)	19,167	-	958	-	20,125
Issued: April 11, 2017	(vii)	19,167	-	958	-	20,125
Issued: May 2, 2017	(vi)	14,444	-	722	-	15,166
Issued: May 2, 2017	(vii)	14,444	-	722	-	15,166
Issued: June 1, 2017	(vi)	15,000	-	750	-	15,750
Issued: June 1, 2017	(vii)	15,000	-	750	-	15,750
Issued: August 8, 2017	(vi)	12,778	(566)	639	-	12,851
Issued: August 8, 2017	(vii)	12,778	(567)	639	-	12,851
Issued: September 1, 2017	(vi)	11,667	(725)	584	-	11,526
Issued: November 15, 2017	(vi)	10,278	(996)	514	-	10,294
Issued: November 15, 2017	(vi)	10,278	(994)	514	-	10,295

Ending as of December 31, 2018		$1,339,066	$(11,809)	$58,954	$(280,621)	$1,105,590

Note Conversion: January 9, 2019		$(1,339,066)	$11,809	$(58,954)	$280,621	$(1,105,590)

Ending as of September 30, 2019		-	-	-	-	-

(i) Equity Line of Credit

On March 9, 2016, the Company issued an 8% convertible promissory Note in the principal amount of $250,000 to Old Main Capital, LLC (“Old Main”) as a commitment fee for entering into a term sheet whereby Old Main agreed to provide the Company with up to $5,000,000 in financing over a 24 month period through the purchase of the Company’s common stock.

The terms and conditions of the $250,000 Note are substantially identical to the March 2016 Note below except the interest rate which is 8% per annum, half of which is guaranteed and the total amount of interest due on the Note for a period of nine months is deemed earned as of the date the Note was issued.

During the nine months ended September 30, 2019, the remaining balance had been converted into equity shares. Refer to Note 9 for further details.

As at September 30, 2019 the Company owed $nil in principal and the accrued interest was $0.

(ii) Securities Purchase Agreement and Convertible Notes Issued to Old Main Capital, LLC

On March 9, 2016 (the “Issuance Date”) the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with Old Main Capital, LLC (“Old Main”), whereby Old Main agreed to purchase from the Company a convertible promissory Note (the “March 2016 Note”) in the original principal amount of $296,153 for $269,500, net of an original issuance discount of $26,653 (the “Purchase Price”), included in interest expenses. The March 2016 Note bears interest at the rate of 10% per annum, of which there is a guaranteed interest for a period of six (6) months as of the Issuance date. The Purchase Price paid were as follows: (i) $84,500 was paid in cash to the Company on March 12, 2016 (ii) $100,000 was paid in cash to the Company on April 6, 2016 (iii) $85,000 May 6, 2016. The principal from each funding date and the accrued and unpaid interest relating to that principal amount is due and payable on March 9, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the March 2016 Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below.

On June 9, 2016 the Company amended the March 2016 Note whereby the Company revised the Note to remove the equity condition limitations, removed the amortization payment requirements and to permit voluntary conversions in common stock. The Company also revised the conversion price to mean the lesser of (a) the closing price of the Company’s common stock on March 9, 2016 or (b) 60% of the lowest VWAP price of the Company’s common stock for the 15 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. The amendment was accounted for using the extinguishment of debt method. The Company recorded nil (December 31, 2016 - $88,956) loss on extinguishment of debt, which is included in other expenses.

During the nine months ended September 30, 2019, the remaining balance had been converted into equity shares. Refer to Note 9 for further details.

As at December 31, 2018 the Company owed $115,245 (September 30, 2019- $nil) in principal and the accrued interest was $197,149 (September 30, 2019- $nil), which consisted of the guaranteed interest accrued of $14,808 (September 30, 2019- $nil) included in the convertible Notes balance and the remainder of $182,341 (September 30, 2019- $nil) was recorded in accrued expenses on convertible Notes payable, which included the accrued interest and penalty charges.

(iii) Securities Purchase Agreement and Convertible Notes Issued to Old Main Capital, LLC

On June 9, 2016 (the “Issuance Date”), the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with Old Main Capital, LLC (“Old Main”), whereby Old Main agreed to purchase from the Company a convertible promissory Note (the “Note”) in the original principal amount of $87,912 for $80,000, net of an original issuance discount of $7,912 (the “Purchase Price”). The Note bears interest at the rate of 10% per annum, of which there is a guaranteed interest for a period of six (6) months as of the Issuance date. The Purchase Price was paid on June 9, 2016 in cash. The principal from the funding date and the accrued and unpaid interest relating to that principal amount was due and payable on June 9, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below. The conversion price is the lesser of (a) the closing price of our common stock on June 9, 2016 or (b) 60% of the lowest VWAP price of the Company’s common stock for the 15 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date.

During the nine months ended September 30, 2019, the remaining balance had been converted into equity shares. Refer to Note 9 for further details.

As at December 31, 2018 the Company owed $87,912 (September 30, 2019 - $nil) in principal and the accrued interest was $120,317 (September 30, 2019- $nil), which consisted of the guaranteed interest accrued of $4,396 (September 30, 2019- $nil) included in the convertible Notes balance and the remainder of $115,921 (September 30, 2019- $nil) was recorded in accrued expenses on convertible Notes payable, which included the accrued interest and penalty chares.

(iv) Securities Purchase Agreement and Convertible Note Issued to SBI Investments LLC, 2014-1

On June 30, 2016 (the “Issuance Date”) the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with SBI Investments LLC, 2014-1 (“SBI”), whereby SBI agreed to purchase from the Company a convertible promissory Note (the “Note”) in the original principal amount of $550,000 for $500,000 net of an original issuance discount of $50,000 (the “Purchase Price”). The Note bears interest at the rate of 8% per annum, half of which is guaranteed and the total amount of interest due on the Note for a period of six months is deemed earned as of the date the Note was issued. The Purchase Price was paid on June 30, 2016 in cash. The principal from the funding date and the accrued and unpaid interest relating to that principal amount was due and payable on June 30, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below. The conversion price is the lesser of (a) the closing price of the Company’s common stock on June 30, 2016 ($2.40 per share) or (b) 60% of the lowest VWAP price of the Company’s common stock for the 20 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. This convertible debt has been accounted for as a derivative liability and is included in the Note 6 derivative liability calculations below.

Beginning six (6) months after the Issuance Date, the Company are required to make bi-weekly amortization payments (one payment every 2 weeks), consisting of 1/12th of the outstanding principal and interest, until the Note is no longer outstanding (each a “Bi-Weekly Payment”). Such Bi- Weekly Payments may be made in cash, or in the Company’s common stock (“Common Stock”) if certain equity conditions are satisfied. Such equity conditions include but are not limited to an average daily dollar volume of the Common Stock greater than $25,000 for the 20 trading days prior to a Bi-Weekly Payment. If the equity conditions are satisfied, and the Company decide to make a Bi-Weekly payment in Common Stock, then the shares of Common Stock to be delivered shall be calculated as follows: the amount of the Bi-Weekly Payment divided by the Base Conversion Price (as defined below). The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi- Weekly Payment.

During the nine months ended September 30, 2019, the remaining principal (December 31, 2018 – $7,709) balance had been converted into equity shares. Refer to Note 9 for further details.

As at December 31, 2018 the Company owed $450,287 (September 30, 2019- $nil) in principal and the accrued interest was $498,424 (September 30, 2019- $nil), which consisted of the guaranteed interest accrued of $22,000 (September 30, 2019- $nil) included in the convertible Notes balance and $476,424 (September 30, 2019- $nil) was recorded in accrued expenses on convertible Notes payable, which included the accrued interest and penalty chares.

(v) Securities Purchase Agreement and Convertible Note Issued to Old Main Capital

On April 7, 2017, the Company entered into a Securities Purchase Agreement with Old Main whereby it agreed to and issued a 10% Convertible Promissory Note in the principal amount of up to $75,000 (the “April 2017 Old Main Note”) payable in tranches as follows: Tranche 1 paid on April 11, 2017: $19,167 consisting of $17,250 (less $1,250 for Old Main’s legal fees) paid to the Company in cash, and less original issue discount of $1,917. Tranche 2 paid on May 2, 2017: $14,444 consisting of $13,000 paid to the Company in cash, and less original issue discount of $1,444. Tranche 3 paid on June 1, 2017: $15,000 consisting of $13,500 paid to the Company in cash, and less original issue discount of $1,500. Tranche 4 paid on August 8, 2017: $12,778 consisting of $11,500 paid to the Company in cash, and less original issue discount of $1,278. Tranche 5 paid on September 1, 2017: $11,667 consisting of $10,500 paid to the Company in cash, and less original issue discount of $1,167. Tranche 6 paid on November 15, 2017: $10,278 consisting of $9,250 paid to the Company in cash, and less original issue discount of $1,028.

The Old Main has the right to convert all or any part of the outstanding and unpaid principal and interest into shares of the Company’s common stock. The terms of the Convertible Note are as follows:

1.	Old Main has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non–assessable shares of Common (par value $.001 per share). Bi–weekly amortization payments are due after 6 months.

2.	The Convertible Notes are convertible at a fixed rate of $0.07 with no reset provisions.

3.	Beneficial ownership is limited to 9.99%.

4.	The Company may redeem the Notes for 150% of the redemption amount and accrued interest at any time upon ten days written notice to the Old Main.

5.	In the event of an event of default the Note bears interest at 24% per annum.

During the nine months ended September 30, 2019, the remaining balance had been converted into equity shares. Refer to Note 9 for further details.

As at December 31, 2018 the Company owed $71,667 (September 30, 2019 – $nil) in principal and the accrued interest was $84,605 (September 30, 2019 - $nil), which consisted of the guaranteed interest accrued of $3,583 (September 30, 2019 - $nil) included in the convertible Notes balance and $81,022 (September 30, 2019 – $nil) was recorded in accrued expenses on convertible Notes payable, which includes the accrued interest and penalty chares.

Note 5 – Convertible Notes Payable

a.	Convertible Notes Payable

The movement in convertible notes payable is as follows:

		Original amount	Unamortized discount	Guaranteed interest accrued	Net settlement	December 31, 2018	December 31, 2017
Opening as of January 1, 2016		$-	$-	$-	$-	$-	$189,921
Conversion on opening balance	(i)	-	-	-	-	-	(189,921)
Issued: March 9, 2016	(ii)	250,000	-	10,000	-	260,000	260,000
Issued: March 9, 2016	(iii)	296,153	-	14,808	(180,908)	130,053	130,053
Issued: June 9, 2016	(iv)	87,912	-	4,396	-	92,308	92,308
Issued: June 30, 2016	(v)	550,000	(8,956)	22,000	(99,713)	463,331	471,040
Issued: April 11, 2017	(vi)	19,167	-	958	-	20,125	15,983
Issued: April 11, 2017	(vii)	19,167	-	958	-	20,125	15,983
Issued: May 2, 2017	(vi)	14,444	-	722	-	15,166	12,275
Issued: May 2, 2017	(vii)	14,444	-	722	-	15,166	12,277
Issued: June 1, 2017	(vi)	15,000	-	750	-	15,750	12,432
Issued: June 1, 2017	(vii)	15,000	-	750	-	15,750	12,432
Issued: August 8, 2017	(vi)	12,778	(566)	639	-	12,851	10,516
Issued: August 8, 2017	(vii)	12,778	(567)	639	-	12,850	10,515
Issued: September 1, 2017	(vi)	11,667	(725)	584	-	11,526	9,673
Issued: November 15, 2017	(vi)	10,278	(498)	514	-	10,294	7,773
Issued: November 15, 2017	(vii)	10,278	(497)	514	-	10,295	7,774

Ending as of December 31, 2018		$1,339,066	$(11,809)	$58,954	$(280,621)	1,105,590
Ending as of December 31, 2017		$1,339,066	$(44,074)	$58,954	$(272,912)	$-	$1,081,034

(i) Old Main Capital, LLC – September 2015:

On September 14, 2015 (the “Issuance Date”), the Company closed on the transactions contemplated by the securities purchase agreement (the “SPA”) with Old Main Capital, LLC (“Old Main”), whereby Old Main agreed to invest $450,000 (the “Purchase Price”) in the Company’s -share capital in exchange for the Note (as defined below) and Warrants (as defined below). Pursuant to the SPA, the Company issued a promissory note to Old Main, in the original principal amount of $473,684, which bears interest at 10% per annum (the “September 2015 Note”). The Purchase Price will be paid as follows: (1) $250,000 funded in cash to the Company on the Issuance Date, (2) the remaining $200,000 within 30 days after the Issuance Date. The principal from each funding date, coupled with the accrued and unpaid interest relating to that principal amount, is due and payable on September 8, 2016 (the “Maturity Date”). Any amount of principal or interest that is due under the September 2015 Note, which is not paid by the Maturity Date, will bear interest at the rate of 24% per annum until it is paid.

Beginning 6 months after the Issuance Date, the Company is required to make bi-weekly amortization payments (one payment every 2 weeks), consisting of 1/12 th of the outstanding principal and interest, until the September 2015 Note is on longer outstanding (each a “Bi-Weekly Payment”). Such Bi-Weekly Payments may be made in cash, or in the Company’s common stock (“Common Stock”) if certain equity conditions are satisfied. Such equity conditions include but are not limited to an average daily dollar volume of the Common Stock greater than $25,000 for the 20 trading days prior to a Bi-Weekly Payment. If the equity conditions are satisfied, and the Company decide to make a Bi-Weekly payment in Common Stock, then the shares of Common Stock to be delivered shall be calculated as follows: the amount of the Bi-Weekly Payment divided by the Base Conversion Price (as defined below). The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on September 8, 2015, or (ii) 70% of the average of the lowest VWAP of the Common Stock for the 15 trading days immediately prior to the date of the Bi-Weekly Payment. Additionally, Old Main has the right at any time to convert amounts owed under the September 2015 Note into Common Stock at the closing price of the Common Stock on September 8, 2015. If an event of default under the September 2015 Note occurs, Old Main has the right to convert amounts owed under the September 2015 Note into Common Stock at 52% multiplied by the lowest VWAP of the Common Stock for the 15 trading days immediately prior to the applicable conversion date.

The September 2015 Note can be prepaid by the Company at any time while the September 2015 Note is outstanding, at a prepayment price of 125% multiplied by the outstanding principal and interest of the September 2015 Note, subject to Old Main’s discretionary acceptance. If an event of default occurs under the September 2015 Note, which is not cured within 10 business days, Old Main has the option to require the Company’s redemption of the September 2015 Note in cash at a redemption price of 130% multiplied by the outstanding principal and interest of the September 2015 Note. The September 2015 Note contains representations, warranties, events of default, beneficial ownership limitations, and other provisions that are customary of similar instruments.

Effective on March 9, 2016, the September 2015 Note was amended whereby the conversion price in effect on any Conversion Date shall be equal to the lesser of the (i) closing price of the Common Stock on September 8, 2015 (“Fixed Conversion Price”), or (ii) 60% of the lowest traded price of the Common Stock for the 15 consecutive trading days ending on the trading day that is immediately prior to the applicable Conversion Date. All such determinations were appropriately adjusted for any stock dividend, stock split, stock combination, reclassification or similar transaction that proportionately decreases or increases the Common Stock during such measuring period. This amendment triggered an extinguishment of the debt since the change in the fair value of the embedded derivative exceeded 10% of the carrying value of the debt. The Company booked a $144,205 loss on extinguishment based on the amendment during the year ended December 31, 2016.

Old Main has converted $473,684 of principal and $28,033 of interest for 283,645 shares ranging in price per share of $1.17 to $2.55. This was completely settled by July 2016.

(ii) Equity Line of Credit

On March 9, 2016, the Company issued an 8% convertible promissory note in the principal amount of $250,000 to Old Main as a commitment fee for entering into a term sheet whereby Old Main agreed to provide the Company with up to $5,000,000 in financing over a 24 month period through the purchase of the Company’s common stock. The proposed equity line will be subject to certain conditions, including, but not limited to, the Company’s filing of a Registration Statement covering the resale of the securities issued to Old Main and the Company’s continued compliance with the disclosure requirements under the Securities Exchange Act of 1934, as amended. Old Main’s commitment to provide funding under the equity line of credit is subject to the Company entering into a definitive and binding agreement related to the proposed equity line of credit and as of September 30, 2016 the Company have not entered into any such agreement.

The terms and conditions of the $250,000 note are substantially identical to the March 2016 Note below except the interest rate which is 8% per annum, half of which is guaranteed and the total amount of interest due on the Note for a period of six months is deemed earned as of the date the note was issued. All interest payments will be payable in cash, or subject to certain equity conditions in cash or common stock in the Company’s discretion. Accrued and unpaid interest shall be due on payable on each conversion date and on the date the note matures, or as otherwise provided for in the note.

Beginning six months after the date of the note, the Company is required to begin to make bi-weekly amortization payments (for the avoidance of doubt, bi-weekly shall mean every two weeks), in cash to Old Main until the note is repaid in full. Each bi-weekly payment shall consist of at least 1/12 th of the total outstanding amount under the note as of the amortization payment date, including the principal, accrued and unpaid interest (prorated through the entire pay-off period pursuant to this paragraph), and any applicable penalties. The Company may make a bi-weekly payment to Old Main in the Company’s common stock, in the event that the equity conditions provided for in the note are satisfied. The maturity date of the note was March 9, 2017 and the holder of the Note have agreed to extend the maturity until September 30, 2017. The Note was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

The Company amended this convertible note on June 9, 2016 to remove the equity condition limitations, removed the amortization payment requirements, to permit voluntary conversions in common stock and revised the conversion price to mean the lesser of (a) the closing price of the Company’s common stock on March 9, 2016 or (b) 60% of the lowest VWAP price of the Company’s common stock for the 15 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. This amendment was treated as an extinguishment of debt and a resultant loss on extinguishment of debt of $94,030 was realized, and recorded in other expenses during the year ended December 31, 2016.

As at December 31, 2018 the Company owed $250,000 (December 31, 2017 - $250,000) in principal and the accrued interest is $338,959 (December 31, 2017 - $123,208), which consists of the guaranteed interest accrued of $10,000 (December 31, 2017 - $10,000) included in the convertible notes balance and the remainder of $328,959 (December 31, 2017 - $113,208) is recorded in accrued expenses on convertible notes payable, which includes the interest accrued and penalty charges.

(iii) Securities Purchase Agreement and Convertible Notes Issued to Old Main Capital, LLC

On March 9, 2016 (the “Issuance Date”) the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with Old Main Capital, LLC (“Old Main”), whereby Old Main agreed to purchase from the Company a convertible promissory note (the “March 2016 Note”) in the original principal amount of $296,153 for $269,500, net of an original issuance discount of $26,653 (the “Purchase Price”), included in interest expenses. The March 2016 1bears interest at the rate of 10% per annum, of which there is a guaranteed interest for a period of six (6) months as of the Issuance date. The Purchase Price paid were as follows: (i) $84,500 was paid in cash to the Company on March 12, 2016 (ii) $100,000 was paid in cash to the Company on April 6, 2016 (iii) $85,000 May 6, 2016. The principal from each funding date and the accrued and unpaid interest relating to that principal amount is due and payable on March 9, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the March 2016 Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below.

Beginning 6 months after the Issuance Date, the Company are required to make bi-weekly amortization payments (one payment every 2 weeks), consisting of 1/12 th of the outstanding principal and interest, until the March 2016 Note is no longer outstanding (each a “Bi-Weekly Payment”). Such Bi-Weekly Payments may be made in cash, or in the Company’s common stock (“Common Stock”) if certain equity conditions are satisfied. Such equity conditions include but are not limited to an average daily dollar volume of the Common Stock greater than $30,000 for the 20 trading days prior to a Bi-Weekly Payment. If the equity conditions are satisfied, and the Company decide to make a Bi-Weekly payment in Common Stock, then the shares of Common Stock to be delivered shall be calculated as follows: the amount of the Bi-Weekly Payment divided by the Base Conversion Price (as defined below). The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on March 9, 2016, or (ii) 70% of the lowest VWAP of the Common Stock for the 15 trading days immediately prior to the date of the Bi-Weekly Payment.

The March 2016 Note can be prepaid by the Company at any time while the March 2016 Note is outstanding, at a prepayment price of 125% multiplied by the outstanding principal and interest of the March 2016 Note, subject to Old Main’s discretionary acceptance. If an event of default occurs under the March 2016 Note, which is not cured within three business days, then upon Old Main’s provision of notice to the Company of the occurrence of such event of default, the Company shall within three business days of such default notice, pay the total amount outstanding under the March 2016 Note in cash (including principal, accrued and unpaid interest, applicable penalties (including default multipliers). In the event that the Company does not pay the total amount outstanding within three (3) business days of such default notice, then the total amount outstanding under the March 2016 Note (post-default amount) at that time shall increase by 50%, and on the fourth business day after such default notice (the “Second Amortization Payment Date”), the Company shall begin to make weekly amortization payments (for the avoidance of doubt, weekly shall mean every week) (each a “Weekly Payment”), in (1) cash to Old Main or (2) Common Stock at a price per share equal to the lesser of (i) the closing price of the Company’s common stock on March 9, 2016 or (ii) 52% of the lowest VWAP of the Common Stock for the 15 consecutive Trading Days ending on the Trading Day that is immediately prior to the applicable conversion date. Each Weekly Payment shall consist of the greater of (i) $10,000 of value under the March 2016 Note or (ii) 1/24 th of the total outstanding amount under this March 2016 Note as of the Second Amortization Payment Date, including the principal, accrued and unpaid interest (prorated through the entire pay-off period), and any applicable penalties. As at December 31, 2017, there were no prepayments made on the Note. During the year ended December 31, 2017 $180,908 (year ended December 31, 2016 - $92,180) of the principal balance had been converted into equity shares. Refer to Note 11 for further details.

On June 9, 2016 the Company amended the March 2016 Note whereby the Company revised the note to remove the equity condition limitations, removed the amortization payment requirements and to permit voluntary conversions in common stock. The Company also revised the conversion price to mean the lesser of (a) the closing price of the Company’s common stock on March 9, 2016 or (b) 60% of the lowest VWAP price of the Company’s common stock for the 15 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. The amendment was accounted for using the extinguishment of debt method. The Company recorded nil (December 31, 2016 - $88,956) loss on extinguishment of debt, which is included in other expenses. This loan was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

As at December 31, 2018 the Company owes $115,245 (December 31, 2017 - $115,245) in principal and the accrued interest is $197,149 (December 31, 2017 - $82,711), which consists of the guaranteed interest accrued of $14,808 (December 31, 2017 - $14,808) included in the convertible notes balance and the remainder of $182,341 (December 31, 2017 - $62,903) is recorded in accrued expenses on convertible notes payable, which includes the accrued interest and penalty charges.

(iv) Securities Purchase Agreement and Convertible Notes Issued to Old Main Capital, LLC

On June 9, 2016 (the “Issuance Date”), the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with Old Main Capital, LLC (“Old Main”), whereby Old Main agreed to purchase from the Company a convertible promissory note (the “Note”) in the original principal amount of $87,912 for $80,000, net of an original issuance discount of $7,912 (the “Purchase Price”). The Note bears interest at the rate of 10% per annum, of which there is a guaranteed interest for a period of six (6) months as of the Issuance date. The Purchase Price was paid on June 9, 2016 in cash. The principal from the funding date and the accrued and unpaid interest relating to that principal amount was due and payable on June 9, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below. The conversion price is the lesser of (a) the closing price of our common stock on June 9, 2016 or (b) 60% of the lowest VWAP price of the Company’s common stock for the 15 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. This loan was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

As at December 31, 2018 the Company owes $87,912 (December 31, 2017 - $87,912) in principal and the accrued interest is 120,317 (December 31, 2017 - $44,038), which consists of the guaranteed interest accrued of $4,396 (December 31, 2017 - $4,396) included in the convertible notes balance and the remainder of $115,921 (December 31, 2017 - $39,642) is recorded in accrued expenses on convertible notes payable, which includes the accrued interest and penalty chares.

(v) Securities Purchase Agreement and Convertible Note Issued to SBI Investments LLC, 2014-1

On June 30, 2016 (the “Issuance Date”) the Company closed on the transaction contemplated by the securities purchase agreement (the “SPA”) the Company entered into with SBI Investments LLC, 2014-1 (“SBI”), whereby SBI agreed to purchase from the Company a convertible promissory note (the “Note”) in the original principal amount of $550,000 for $500,000 net of an original issuance discount of $50,000 (the “Purchase Price”). The Note bears interest at the rate of 8% per annum, half of which is guaranteed and the total amount of interest due on the Note for a period of six months is deemed earned as of the date the note was issued. The Purchase Price was paid on June 30, 2016 in cash. The principal from the funding date and the accrued and unpaid interest relating to that principal amount was due and payable on June 30, 2017 (the “Maturity Date”). Any amount of principal or interest that is due under the Note which is not paid by the Maturity Date will bear interest at the rate of 24% per annum until it is paid and subject to further increase as discussed below. The conversion price is the lesser of (a) the closing price of the Company’s common stock on June 30, 2016 ($2.40 per share) or (b) 60% of the lowest VWAP price of the Company’s common stock for the 20 consecutive trading days ending on the trading day that is immediately prior to any applicable conversion date. This convertible debt has been accounted for as a derivative liability and is included in the Note 6 derivative liability calculations below. This loan was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

Beginning 6 months after the Issuance Date, the Company are required to make bi-weekly amortization payments (one payment every 2 weeks), consisting of 1/12 th of the outstanding principal and interest, until the Note is no longer outstanding (each a “Bi-Weekly Payment”). Such Bi-Weekly Payments may be made in cash, or in the Company’s common stock (“Common Stock”) if certain equity conditions are satisfied. Such equity conditions include but are not limited to an average daily dollar volume of the Common Stock greater than $25,000 for the 20 trading days prior to a Bi-Weekly Payment. If the equity conditions are satisfied, and the Company decide to make a Bi-Weekly payment in Common Stock, then the shares of Common Stock to be delivered shall be calculated as follows: the amount of the Bi-Weekly Payment divided by the Base Conversion Price (as defined below). The Base Conversion Price shall equal the lower of (i) the closing price of the Common Stock on June 30, 2016, $2.40 per share, or (ii) 60% of the lowest VWAP of the Common Stock for the 20 trading days immediately prior to the date of the Bi-Weekly Payment.

The Note can be prepaid by the Company at any time while the Note is outstanding, at a prepayment price of 125% multiplied by the outstanding principal and interest of the Note, subject to SBI’s discretionary acceptance. If an event of default occurs under the Note, which is not cured within three business days, then upon SBI’s provision of notice to the Company of the occurrence of such event of default, the Company shall within three business days of such default notice, pay the total amount outstanding under the Note in cash (including principal, accrued and unpaid interest, applicable penalties (including default multipliers). In the event that the Company does not pay the total amount outstanding within three (3) business days of such default notice, the company will pay interest at 24%. As at December 31, 2018, there were no prepayments made on the Note. During the year ended December 31, 2018, $7,709 (December 31, 2017 – $92,004) of the principal balance had been converted into equity shares. Refer to Note 11 for further details.

As at December 31, 2018 the Company owes $450,287 (December 31, 2017 - $457,996) in principal and the accrued interest is $498,424 (December 31, 2017 - $217,448), which consists of the guaranteed interest accrued of $22,000 (December 31, 2017 - $22,000) included in the convertible notes balance and $476,424 (December 31, 201 – 195,448) is recorded in accrued expenses on convertible notes payable, which includes the accrued interest and penalty chares.

(vi) Securities Purchase Agreement and Convertible Note Issued to Old Main Capital

On April 7, 2017, the Company entered into a Securities Purchase Agreement with Old Main whereby it agreed to and issued a 10% Convertible Promissory Note in the principal amount of up to $75,000 (the “April 2017 Old Main Note”) payable in tranches as follows: Tranche 1 paid on April 11, 2017: $19,167 consisting of $17,250 (less $1,250 for Old Main’s legal fees) paid to the Company in cash, and less original issue discount of $1,917. Tranche 2 paid on May 2, 2017: $14,444 consisting of $13,000 paid to the Company in cash, and less original issue discount of $1,444. Tranche 3 paid on June 1, 2017: $15,000 consisting of $13,500 paid to the Company in cash, and less original issue discount of $1,500. Tranche 4 paid on August 8, 2017: $12,778 consisting of $11,500 paid to the Company in cash, and less original issue discount of $1,278. Tranche 5 paid on September 1, 2017: $11,667 consisting of $10,500 paid to the Company in cash, and less original issue discount of $1,167. Tranche 6 paid on November 15, 2017: $10,278 consisting of $9,250 paid to the Company in cash, and less original issue discount of $1,028.

Old Main may pay such additional amounts of the Consideration and at such dates as mutually agreed upon by the Borrower and Old Main. The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment (each a “Maturity Date”) (or such earlier date as the April 2017 Old Main Note is required or permitted to be repaid as provided hereunder, and is the date upon which the principal sum of each respective tranche, as well as any accrued and unpaid interest and other fees relating to that respective tranche, shall be due and payable. The Old Main has the right to convert all or any part of the outstanding and unpaid principal and interest into shares of the Company’s common stock. The terms of the Convertible Note are as follows:

1.	Old Main has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non–assessable shares of Common (par value $.001 per share). Bi–weekly amortization payments are due after 6 months.

2.	The Convertible Notes are convertible at a fixed rate of $0.07 with no reset provisions.

3.	Beneficial ownership is limited to 9.99%.

4.	The Company may redeem the Notes for 150% of the redemption amount and accrued interest at any time upon ten days written notice to the Old Main.

5.	In the event of default, the Note bears interest at 24% per annum.

Participation in Future Financing. Subject to any existing obligations of the Company, from the date hereof until the date that is the 12-month anniversary of the date of the April 2017 Old Main Note, upon any issuance by the Company or any of its subsidiaries of its Common Stock or other securities convertible into Common Stock, other than any issuance that is through a public underwritten offering or to an investor or a group of investors that already own Common Stock or securities of the Company, Old Main shall have the right to participate in the subsequent Financing in an amount up to 100% of such Old Main’s pro rata portion as defined below in the April 2017 Old Main Note on the same terms, conditions and price provided for in the Subsequent Financing, subject to any existing obligations of the Company with respect to participation rights. This loan was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

As at December 31, 2018 the Company owes $83,333 (December 31, 2017 - $83,333) in principal and the accrued interest is $98,553 (December 31, 2017 - $31,923), which consists of the guaranteed interest accrued of $4,167 (December 31, 2017 - $4,167) included in the convertible notes balance and $94,386 (December 31, 2017 – $27,757) is recorded in accrued expenses on convertible notes payable, which includes the accrued interest and penalty chares.

(vii) Securities Purchase Agreement and Convertible Note Issued to SBI Investments LLC, 2014-1

On April 7, 2017, the Company entered into a Securities Purchase Agreement with SBI Investments LLC, 2014-1 (“SBI”) whereby it agreed to and issued a 10% Convertible Promissory Note in the principal amount of up to $75,000 (the “April 2017 SBI note”) in tranches as follows: Tranche 1 paid on April 11, 2017: $19,167 consisting of $17,250 (less $1,250 for SBI’s legal fees) paid to the Company in cash, and less original issue discount of $1,917. Tranche 2 paid on May 2, 2017: $14,444 consisting of $13,000 paid to the Company in cash, and less original issue discount of $1,444. Tranche 3 paid on June 1, 2017: $15,000 consisting of $13,500 paid to the Company in cash, and less original issue discount of $1,500. Tranche 4 paid on August 8, 2017: $12,778 consisting of $11,500 paid to the Company in cash, and less original issue discount of $1,678. Tranche 5 paid on November 15, 2017: $10,278 consisting of $9,250 paid to the Company in cash, and less original issue discount of $1,028.

SBI may pay such additional amounts of the Consideration and at such dates as mutually agreed upon by the Borrower and SBI. The maturity date for each tranche funded shall be twelve (12) months from the effective date of each payment (each a “Maturity Date”) (or such earlier date as the April 2017 SBI is required or permitted to be repaid as provided hereunder, and is the date upon which the principal sum of each respective tranche, as well as any accrued and unpaid interest and other fees relating to that respective tranche, shall be due and payable. The SBI has the right to convert all or any part of the outstanding and unpaid principal and interest into shares of the Company’s common stock. The terms of the Convertible Note are as follows:

1.	SBI has the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non–assessable shares of Common (par value $.001 per share). Bi–weekly amortization payments are due after 6 months.

2.	The Convertible Notes are convertible at a fixed rate of $0.07 with no reset provisions.

3.	Beneficial ownership is limited to 9.99%.

4.	The Company may redeem the Notes for 150% of the redemption amount and accrued interest at any time upon ten days written notice to the SBI.

5.	In the event of default, the Note bears interest at 24% per annum.

This loan was in default as of October 1, 2017 and was subject to interest at 24% per annum as well as a default penalty of 25% calculated annually. Management is in the process of negotiating terms of the Note.

As at December 31, 2018 the Company owes $71,667 (December 31, 2017 - $71,667 ) in principal and the accrued interest is $84,605 (December 31, 2017 - $27,359), which consists of the guaranteed interest accrued of $3,583(December 31, 2017 - $3,583) included in the convertible notes balance and $81,022 (December 31, 2017 – $23,775) is recorded in accrued expenses on convertible notes payable, which includes the accrued interest and penalty chares.

Participation in Future Financing. Subject to any existing obligations of the Company, from the date hereof until the date that is the 12-month anniversary of the date of the April 2017 SBI, upon any issuance by the Company or any of its subsidiaries of its Common Stock or other securities convertible into Common Stock, other than any issuance that is through a public underwritten offering or to an investor or a group of investors that already own Common Stock or securities of the Company, SBI shall have the right to participate in the subsequent Financing in an amount up to 100% of such SBI’s pro rata portion as defined below in the April 2017 SBI on the same terms, conditions and price provided for in the Subsequent Financing, subject to any existing obligations of the Company with respect to participation rights.

b.	Warrants

In conjunction with the issuance of the September 2015 Note, the Company simultaneously issued 28,333 common stock purchase warrants to Old Main (the “Warrants”). The Warrants may be exercised by Old Main at any time in the 5-year period following the issuance. The exercise price for each share of the Common Stock is equal to the closing price of the Common Stock on September 8, 2015, $7.88 per share.

On June 9, 2016 and June 30, 2016, the Company entered (either a new issuance or amendment to the March 9, 2016 issuance which requires derivative treatment on June 9, 2016) into convertible derivative notes with Old Main Capital, LLC and SBI Investments LLC – Sea Otter Global Ventures LLC (referred to as the “the Holders”), in the initial amount of $250,000 (Old Main Capital Commitment Fee Note), $296,153 (Old Main Capital Bridge Note), $87,912 (Old Main Capital Note), and $550,000 (SBI Investments LLC – Sea Otter Global Vent (with Original Issue Discounts and deferred financing costs). The notes bear an interest rate of 8% or 10% per annum and matures in 1 year or less under the convertible note agreements, the lender has the right to convert all or any part of the outstanding and unpaid principal and interest into shares of the Company’s common stock. In addition, the Company issued the SBI–Sea Otter Holder a warrant to acquire 8,334 shares of the Company’s common stock. The terms of the Convertible Note are as follows:

1.	The Holders have the right from and after a 180 day delay from the Date of Issuance, and until any time until the Note is fully paid, to convert any outstanding and unpaid principal portion of the Note, and accrued interest, into fully paid and non–assessable shares of Common (par value $.001 per share). Bi–weekly amortization payments are due after 6 months.

2.	The Convertible Notes are convertible at a fixed rate of $2.34 or $2.25 with no reset provisions. The June 9, 2016 notes convert at the lower of the fixed rate or this variable rate.

3.	Beneficial ownership is limited to 9.99%.

4.	The Company may redeem the Notes for 125% or 150% of the redemption amount and accrued interest. The Company may upon certain equity conditions redeemed certain notes at the lessor of fixed conversion price and 60% of 15 Trading day low VWAP.

5.	In the event of default, the Note bears interest at 24% per annum and converts at 60% of 15 trading day low VWAP (default or fundamental transaction) – a derivative feature.

The June 9 th amendments triggered an extinguishment of the debt since the change in the fair value of the embedded derivative exceeded 10% of the carrying value of the debt. The Company booked a $182,986 loss on extinguishment based on the amendments on the quarter and six-month period ended June 30, 2016.

The terms of the SBI Warrants are as follows:

1.	The Warrants have a 3-year term.

2.	The 2 issuances of 4,167 Warrants each may be exercised at a conversion price of the lesser of: (i) $2.46 or $2.88, or (ii) any lower price of equity linked instruments issued by the Company while the warrant is issued and outstanding (full ratchet reset). This anti–dilution protections provides a full reset upon the issuance of lower price securities by the Company and is available to SBI during the initial 180 days that the Warrant is outstanding.

3.	Beneficial ownership is limited to 4.99% initially and upon Holder request to 9.99%.

On June 9, 2016, the amended Old Main notes (Bridge Note and Commitment Fee) provided the holder with a variable rate conversion feature. This feature taints all warrants/notes and ongoing derivative treatment is required until the note is paid or converted in full.

1.	The Company may redeem the Notes for 125% or 150% of the redemption amount and accrued interest. The Company may upon certain equity conditions redeemed certain notes at the lessor of fixed conversion price and 60% of 15 Trading day low VWAP.

2.	In the event of default, the Note bears interest at 24% per annum and converts at 60% of 15 trading day low VWAP (default or fundamental transaction) – a derivative feature.

This note is a derivative because it contains an embedded conversion feature that resets the conversion price upon a fundamental transaction event. The Company recorded a debt discount based on the original issue discount, the embedded derivative, and the derivative warrant issued. The debt discount is being amortized over the term of the convertible debt.